Financial instruments - Disclosure of Financial Assets at Amortized Cost (Details) - Financial assets at amortized costs - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 250,344	SFr 156,599
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	87,946	71,813
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	521	23,710
Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	679	76
Short-term time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 161,198	SFr 61,000